UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2019

Date of reporting period: 06/30/2019

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.nicholasfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); direct shareholders may call the Fund at 1-800-544-6547.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); direct shareholders may call the Fund at 1-800-544-6547. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

August 2019

Dear Fellow Shareholders:

     During the six-month period ended June 30, 2019, Nicholas Limited Edition –Class I (the “Fund”) returned 19.23% compared to 20.36% for the Russell 2000 Growth Index, 16.98% for the Russell 2000 Index and 18.54% for the Standard & Poor’s 500 Index.

     The stock market performance during the first half of 2019 has been remarkable, especially in the face of worldwide economic deceleration and a protracted trade war between the U.S. and China. Markets have been reassured and buoyed by the promise of additional liquidity from central bankers around the world. Fundamental performance from companies during the first half of 2019 has shown a deceleration in both sales and earnings growth, with many noting a backdrop that makes long-term planning difficult.

     Returns for the Fund and selected indices are provided in the chart below for the periods ended June 30, 2019.

		Average Annual Total Return
	6 Months	1 Year	3 Year	5 Year	10 Year
Nicholas Limited Edition, Inc. –
Class I	19.23%	9.98%	15.70%	10.26%	14.27%
Nicholas Limited Edition, Inc. –
Class N	19.08%	9.64%	15.35%	9.89%	13.91%
Russell 2000 Growth Index	20.36%	-0.49%	14.69%	8.63%	14.41%
Russell 2000 Index	16.98%	-3.31%	12.30%	7.06%	13.45%
Morningstar Small-Cap Growth
Fund Category	21.82%	3.22%	16.12%	9.18%	14.47%
Standard & Poor’s 500 Index	18.54%	10.42%	14.19%	10.71%	14.70%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. –
Class I	$11,923	$10,998	$15,489	$16,294	$37,973
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. –
Class N	$11,908	$10,964	$36,772	$16,025	$36,772

Fund’s Class I Expense Ratio (from 04/30/19 Prospectus): 0.86%

Fund’s Class N Expense Ratio (from 04/30/19 Prospectus): 1.17%

The Fund’s expense ratios for the period ended June 30, 2019 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     The Fund’s performance relative to the Russell 2000 Growth Index during the six months ended June 30, 2019 was positively driven by stock selection in the information technology, financial and materials sectors. Detractors from performance were largely driven by health care, due to our lack of exposure to biotechnology stocks, consumer discretionary and energy sectors. The Fund’s relative performance was about in line for the industrial and real estate sectors. On an absolute basis, the top 5 performers for the Fund during the first half of 2019 were Rapid7, CyberArk Software, Euronet Worldwide, Paylocity Holding, and HEICO Corporation. The bottom five holdings that detracted from performance were Evolent Health, Vocera Communications, Healthcare Services Group, LivaNova, and Tabula Rasa Healthcare.

     As of June 30, 2019, the Fund consisted of 73 stocks and approximately 6% cash. We believe the Fund is well diversified with sector weightings consisting of approximately 29% information technology, 22% industrials, 14% health care, 11% consumer related, 9% financials, 5% materials and 4% in the real estate area.

     Looking out into the remainder of 2019, the market appears overwhelmingly optimistic that central bankers can inflate financial assets and provide aid to continue economic growth. Companies with international exposures are facing headwinds of slowing growth and regulatory uncertainty that has stalled decision making. The U.S. has so far posted resilient economic growth while much of the rest of the world has weakened significantly. Taking all these factors into account, we believe caution is warranted. Nonetheless, we continue to focus on uncovering opportunities within our consistent belief that investing in companies that generate positive growth, good returns on capital and sell at relatively attractive valuations is the best way to drive investment performance over the long run.

Thank you for your continued support.

Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Mutual fund investing involve risk. Principal loss is possible. The Fund may invest in small-and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit nor protect against loss in a declining market.

Return on capital, also known as return on invested capital or return on total capital, measures the profit on an investment in relation to how much was invested.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Earnings growth is not representative of the Fund’s future performance.

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/19			Years Ended December 31,
	(unaudited)		2018	2017	2016		2015	2014
NET ASSET VALUE,
BEGINNING OF PERIOD	$23.50		$26.32	$23.69	$23.31		$25.63	$27.05
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	.03		.01	(.04)	.01		(.01)	(.05)
Net gain (loss) on securities
(realized and unrealized)	4.49		(.31)	4.77	2.90		(.43)	1.26
Total from
investment operations	4.52		(.30)	4.73	2.91		(.44)	1.21
LESS DISTRIBUTIONS
From net investment income	—		(.01)	—	(.00	)(2)	—	(.00) (2)
From net capital gain	—		(2.51)	(2.10)	(2.53)		(1.88)	(2.63)
Total distributions	—		(2.52)	(2.10)	(2.53)		(1.88)	(2.63)
NET ASSET VALUE,
END OF PERIOD	$28.02		$23.50	$26.32	$23.69		$23.31	$25.63

TOTAL RETURN	19.23	%(3)	(1.00)%	19.92%	12.37%		(1.83)%	4.34%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$418.7		$341.4	$358.0	$298.0		$273.4	$290.2
Ratio of expenses to
average net assets	.87	%(4)	.86%	.86%	.86%		.86%	.86%
Ratio of net investment income (loss)
to average net assets.	.25	%(4)	.05%	(.14)%	.04%		(.04)%	(.20)%
Portfolio turnover rate	22.83	%(4)	23.38%	29.67%	42.07%		27.80%	19.59%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/19			Years Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014
NET ASSET VALUE,
BEGINNING OF PERIOD	$21.86		$24.74	$22.44	$22.27	$24.66	$26.21
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss(1)	(.00	)(2)	(.07)	(.11)	(.07)	(.10)	(.13)
Net gain (loss) on securities
(realized and unrealized)	4.17		(.30)	4.51	2.77	(.41)	1.21
Total from
investment operations	4.17		(.37)	4.40	2.70	(.51)	1.08
LESS DISTRIBUTIONS
From net investment income	—		—	—	—	—	—
From net capital gain	—		(2.51)	(2.10)	(2.53)	(1.88)	(2.63)
Total distributions	—		(2.51)	(2.10)	(2.53)	(1.88)	(2.63)
NET ASSET VALUE,
END OF PERIOD	$26.03		$21.86	$24.74	$22.44	$22.27	$24.66

TOTAL RETURN	19.08	%(3)	(1.33)%	19.57%	12.00%	(2.19)%	3.98%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$29.8		$28.6	$33.0	$33.3	$31.5	$45.4
Ratio of expenses to
average net assets	1.15	%(4)	1.17%	1.19%	1.21%	1.21%	1.21%
Ratio of net investment loss
to average net assets.	(.04	)%(4)	(.27)%	(.46)%	(.30)%	(.39)%	(.54)%
Portfolio turnover rate	22.83	%(4)	23.38%	29.67%	42.07%	27.80%	19.59%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
June 30, 2019 (unaudited)

Percentage
Name	of Net Assets
Rapid7, Inc.	2.13%
Euronet Worldwide, Inc.	2.01%
CyberArk Software Ltd.	1.98%
Paylocity Holding Corporation	1.94%
i3 Verticals, Inc. – Class A	1.92%
Q2 Holdings, Inc.	1.88%
Morningstar, Inc.	1.77%
WNS (Holdings) Limited	1.76%
STERIS plc	1.73%
ICON plc	1.68%
Total of top ten	18.80%

Sector Diversification (As a Percentage of Portfolio)
June 30, 2019 (unaudited)

Fund Expenses

For the six month period ended June 30, 2019 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/18	06/30/19	01/01/19 – 06/30/19
Actual	$1,000.00	$1,192.30	$4.73
Hypothetical	1,000.00	1,020.69	4.36
(5% return before expenses)

*

Expenses are equal to the Class I six-month annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Fund Expenses (continued)

For the six month period ended June 30, 2019 (unaudited)

Class N
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period**
	12/31/18	06/30/19	01/01/19 – 06/30/19
Actual	$1,000.00	$1,190.80	$6.25
Hypothetical	1,000.00	1,019.30	5.76
(5% return before expenses)

**

Expenses are equal to the Class N six-month annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2019 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.97%
	Consumer Discretionary – Automobiles & Components — 1.25%
64,000	Dorman Products, Inc. *	$5,576,960
	Consumer Discretionary – Durables & Apparel — 1.09%
160,000	La-Z-Boy Incorporated	4,905,600
	Consumer Discretionary – Retailing — 4.17%
150,000	IAA, Inc. *	5,817,000
68,500	Murphy USA Inc. *	5,756,055
82,000	Ollie’s Bargain Outlet Holdings, Inc. *	7,143,020
		18,716,075
	Consumer Discretionary – Services — 2.47%
220,000	Carriage Services, Inc.	4,182,200
352,500	Wendy’s Company (The)	6,901,950
		11,084,150
	Consumer Staples – Food & Staples Retailing — 0.66%
58,000	PriceSmart, Inc.	2,964,960
	Consumer Staples – Food, Beverage & Tobacco — 1.39%
292,500	Nomad Foods Limited *	6,247,800
	Financials – Banks — 2.21%
105,894	First Financial Bancorp.	2,564,753
131,000	Glacier Bancorp, Inc.	5,312,050
27,000	IBERIABANK Corporation	2,047,950
		9,924,753
	Financials – Diversified — 4.41%
146,500	Cohen & Steers, Inc.	7,535,960
222,866	Granite Point Mortgage Trust Inc.	4,276,799
55,000	Morningstar, Inc.	7,955,200
		19,767,959
	Financials – Insurance — 1.71%
220,000	Brown & Brown, Inc.	7,370,000
6,000	Goosehead Insurance, Inc. – Class A *	286,800
		7,656,800
	Financials – Other — 1.16%
500,000	Thunder Bridge Acquisition, Ltd. – Class A *	5,215,000
	Health Care – Equipment & Services — 8.83%
63,000	LivaNova PLC *	4,533,480
102,500	NuVasive, Inc. *	6,000,350
52,000	STERIS plc	7,741,760
80,000	Tabula Rasa HealthCare, Inc. *	3,994,400

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2019 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.97% (continued)
	Health Care – Equipment & Services — 8.83% (continued)
182,000	Varex Imaging Corporation *	$5,578,300
167,246	Vocera Communications, Inc. *	5,338,492
215,000	Wright Medical Group N.V. *	6,411,300
		39,598,082
	Health Care – Pharmaceuticals, Biotechnology &
	Life Sciences — 5.48%
34,500	Bio-Techne Corporation	7,192,905
49,000	ICON plc *	7,544,530
145,000	Prestige Consumer Healthcare Inc. *	4,593,600
102,500	Syneos Health, Inc. *	5,236,725
		24,567,760
	Industrials – Capital Goods — 8.33%
137,500	A.O. Smith Corporation	6,484,500
162,500	Beacon Roofing Supply, Inc. *	5,967,000
297,710	BMC Stock Holdings, Inc. *	6,311,452
52,906	HEICO Corporation	7,079,352
50,000	Middleby Corporation (The) *	6,785,000
58,000	Regal-Beloit Corporation	4,739,180
		37,366,484
	Industrials – Commercial & Professional Services — 10.50%
212,500	Advanced Disposal Services, Inc. *	6,780,875
87,500	Exponent, Inc.	5,122,250
147,500	Healthcare Services Group, Inc.	4,472,200
90,500	ICF International, Inc.	6,588,400
262,500	Interface, Inc.	4,024,125
150,000	KAR Auction Services, Inc.	3,750,000
165,000	Ritchie Bros. Auctioneers Incorporated	5,481,300
135,696	SP Plus Corporation *	4,332,773
109,470	US Ecology, Inc.	6,517,844
		47,069,767
	Industrials – Transportation — 3.10%
140,000	Knight-Swift Transportation Holdings Inc.	4,597,600
273,766	Marten Transport, Ltd.	4,968,853
140,000	Werner Enterprises, Inc.	4,351,200
		13,917,653
	Information Technology – Hardware & Equipment — 0.90%
170,000	Control4 Corporation *	4,037,500

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2019 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.97% (continued)
	Information Technology – Semiconductors
	& Semiconductor Equipment — 3.57%
250,000	Lattice Semiconductor Corporation *	$3,647,500
80,140	Power Integrations, Inc.	6,425,625
123,100	Semtech Corporation *	5,914,955
		15,988,080
	Information Technology – Software & Services — 25.01%
128,500	BlackLine, Inc. *	6,876,035
69,500	CyberArk Software Ltd. *	8,884,880
190,000	Descartes Systems Group Inc. (The) *	7,020,500
99,000	Envestnet, Inc. *	6,768,630
53,500	Euronet Worldwide, Inc. *	9,000,840
187,500	EVERTEC, Inc.	6,131,250
197,500	EVO Payments, Inc. – Class A *	6,227,175
102,000	ExlService Holdings, Inc. *	6,745,260
292,500	i3 Verticals, Inc. – Class A *	8,614,125
92,500	Paylocity Holding Corporation *	8,678,350
110,500	Q2 Holdings, Inc. *	8,437,780
67,000	Qualys, Inc. *	5,834,360
165,000	Rapid7, Inc. *	9,543,600
89,000	Varonis Systems, Inc. *	5,512,660
133,400	WNS (Holdings) Limited *	7,897,280
		112,172,725
	Materials — 5.13%
59,500	AptarGroup, Inc.	7,398,230
187,500	GCP Applied Technologies Inc. *	4,245,000
172,500	PolyOne Corporation	5,414,775
81,000	Sensient Technologies Corporation	5,951,880
		23,009,885
	Real Estate — 3.60%
156,433	Community Healthcare Trust Incorporated	6,165,024
134,200	NexPoint Residential Trust, Inc.	5,555,880
96,000	QTS Realty Trust, Inc. – Class A	4,433,280
		16,154,184
	TOTAL COMMON STOCKS
	(cost $277,241,555)	425,942,177

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2019 (unaudited)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS — 5.58%
	U.S. Government Securities — 4.35%
$5,500,000	U.S. Treasury Bill 07/02/2019, 2.270%	$5,499,658
5,500,000	U.S. Treasury Bill 07/05/2019, 2.268%	5,498,633
5,500,000	U.S. Treasury Bill 07/18/2019, 1.974%	5,494,950
3,000,000	U.S. Treasury Bill 08/01/2019, 2.010%	2,994,888
		19,488,129
	Money Market Fund – 1.23%
5,507,764	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield 2.25%	5,507,764
	TOTAL SHORT-TERM INVESTMENTS
	(cost $24,995,893)	24,995,893
	TOTAL INVESTMENTS
	(cost $302,237,448) — 100.55%	450,938,070
	LIABILITIES, NET OF OTHER ASSETS — (0.55)%	(2,447,337)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$448,490,733

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2019 (unaudited)

ASSETS
Investments in securities at value (cost $302,237,448)	$450,938,070
Receivables –
Dividend and interest	146,541
Capital stock subscription	67,901
Total receivables	214,442
Other	24,709
Total assets	451,177,221

LIABILITIES
Payables –
Investment securities purchased	2,253,810
Due to adviser –
Management fee	252,276
Accounting and administrative fee	8,409
Total due to adviser	260,685
12b-1 and servicing fee	86,728
Capital stock redemption	23,351
Other payables and accrued expense	61,914
Total liabilities	2,686,488
Total net assets	$448,490,733

NET ASSETS CONSIST OF
Paid in capital	$290,783,156
Accumulated distributable earnings	157,707,577
Total net assets	$448,490,733

Class I
Net assets	$418,675,061
Shares outstanding	14,943,009
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$28.02

Class N
Net assets	$29,815,672
Shares outstanding	1,145,468
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$26.03

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2019 (unaudited)

INCOME
Dividend (net of foreign taxes of $8,910)	$2,012,218
Interest	313,888
Total income	2,326,106

EXPENSES
Management fee	1,563,206
Transfer agent fees	70,785
Accounting and administrative fees	52,107
Registration fees	41,595
12b-1 fees – Class N	32,409
Audit and tax fees	17,250
Accounting system and pricing service fees	11,267
Printing	11,070
Custodian fees	10,435
Postage and mailing	10,156
Directors’ fees	9,031
Servicing fees – Class N	8,960
Insurance	6,367
Legal fees	5,773
Other operating expenses	1,946
Total expenses	1,852,357
Net investment income	473,749

NET REALIZED GAIN ON INVESTMENTS	8,533,206

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	62,656,237
Net realized and unrealized gain on investments	71,189,443
Net increase in net assets resulting from operations	$71,663,192

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2019 (unaudited)
and the year ended December 31, 2018

	Six Months Ended
	06/30/2019	Year Ended
	(unaudited)	12/31/2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$473,749	$82,593
Net realized gain on investments	8,533,206	36,351,984
Change in net unrealized appreciation/depreciation
on investments	62,656,237	(41,127,924)
Net increase (decrease) in net
assets resulting from operations	71,663,192	(4,693,347)

DISTRIBUTIONS TO SHAREHOLDERS
From investment operations – Class I	—	(33,436,243)
From investment operations – Class N	—	(3,000,002)
Total distributions	—	(36,436,245)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(1,386,593 and 1,395,314 shares, respectively)	36,324,598	38,880,692
Reinvestment of distributions – Class I
(— and 1,318,971 shares, respectively)	—	30,547,360
Cost of shares redeemed – Class I
(970,781 and 1,787,051 shares, respectively)	(25,443,642)	(48,260,742)
Proceeds from shares issued – Class N
(98,401 and 238,186 shares, respectively)	2,420,118	6,260,347
Reinvestment of distributions – Class N
(— and 137,610 shares, respectively)	—	2,965,498
Cost of shares redeemed – Class N
(260,904 and 402,473 shares, respectively)	(6,417,858)	(10,314,670)
Change in net assets derived from
capital share transactions	6,883,216	20,078,485
Total increase (decrease) in net assets	78,546,408	(21,051,107)

NET ASSETS
Beginning of period	369,944,325	390,995,432
End of period	$448,490,733	$369,944,325

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2019 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form
N-CSR for the year ended December 31, 2018.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value, which is calculated as of the close of regular trading on the New York Stock Exchange. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be

Notes to Financial Statements (continued)
June 30, 2019 (unaudited)

observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$425,942,177
Money Market Fund	5,507,764
Level 2 –
U.S. Government Securities	19,488,129
Level 3 –
None	—
Total	$450,938,070

(1) See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the year.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on

Notes to Financial Statements (continued)
June 30, 2019 (unaudited)

sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Subsequent to April 30, 2019, through period end, the
12b-1 fee was voluntarily reduced to 0.15%. Subsequent to April 30, 2017 through period end, the servicing fee was voluntarily reduced to 0.06%. Income, expenses
(other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2019 and the year ended December 31, 2018 was as follows:

	06/30/2019	12/31/2018
Distributions paid from:
Ordinary income	$—	$83,591
Long-term capital gain	—	36,352,654
Total distributions paid	$—	$36,436,245

As of June 30, 2019, investment cost for federal tax purposes was $302,190,488 and the tax basis components of net assets were as follows:

Unrealized appreciation	$155,298,592
Unrealized depreciation	(6,551,010)
Net unrealized appreciation	$148,747,582

The difference between financial statement and tax-basis investment cost is attributable primarily to the tax character of distributions from certain investments held by the Fund.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2019. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended

Notes to Financial Statements (continued)
June 30, 2019 (unaudited)

June 30, 2019. At June 30, 2019, the fiscal years 2015 through 2018 remain open to examination in the Fund’s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the
Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services –
Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2019. There have been no material subsequent events since
June 30, 2019 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value of the Fund.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including
$2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $2,971 for the period ended June 30, 2019 for legal services rendered by this law firm.

(3) Investment Transactions —
For the period ended June 30, 2019, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $53,766,432 and
$44,486,189, respectively.

Notes to Financial Statements (continued)
June 30, 2019 (unaudited)

(4) New Accounting Pronouncement —
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13,
“Disclosure Framework - Changes to the Disclosure Requirements for Fair Value
Measurement,” which amends the fair value measurement disclosure requirements of
ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Fund has early adopted
ASU 2018-13 for these financial statements.

Historical Record
(unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
Class I	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
May 18, 1987(1)	$10.00	$—	$—	—	$10,000
December 31, 1987	9.15	.0900	—	13.9 times	9,242
December 31, 1988	11.29	.0969	.2527	14.1	11,762
December 31, 1989	12.49	.1453	.6151	16.3	13,804
December 31, 1990	12.03	.1207	.1213	14.2	13,566
December 31, 1991	16.86	.1228	.2407	21.9	19,429
December 31, 1992	18.77	.0815	.8275	18.8	22,690
December 31, 1993	18.68	.0867	1.6782	20.4	24,738
December 31, 1994	17.09	.1031	.9065	18.3	23,985
December 31, 1995	19.22	.0761	2.9353	25.2	31,223
December 31, 1996	20.74	.0124	2.6151	30.7	38,031
December 31, 1997	25.07	.0029	2.4886	33.0	50,590
December 31, 1998	24.20	.0142	1.2490	30.3	51,436
December 31, 1999	22.61	.0538	.5439	23.4	49,333
December 31, 2000	15.16	—	5.5800	25.9	45,063
December 31, 2001	16.37	—	.0357	25.5	48,764
December 31, 2002	12.49	—	.0311	21.4	37,299
December 31, 2003	17.43	—	—	24.2	52,051
December 31, 2004	19.59	—	.2679	25.3	59,309
December 31, 2005	19.23	—	1.8896	25.2	63,925
December 31, 2006	19.62	—	.8425	23.6	68,002
December 31, 2007	20.07	.0008	1.7607	24.7	75,615
December 31, 2008	13.93	.0301	.0327	14.9	52,733
December 31, 2009	17.76	.0005	—	23.5	67,234
December 31, 2010	21.85	—	1.5377	24.8	88,494
December 31, 2011	20.90	—	1.2484	22.9	89,672
December 31, 2012	21.06	.0043	2.0167	22.3	99,159
December 31, 2013	27.05	.0160	1.5957	23.9	134,984
December 31, 2014	25.63	.0002	2.6251	24.9	140,842
December 31, 2015	23.31	—	1.8767	23.4	138,262
December 31, 2016	23.69	.0012	2.5295	25.3	155,364
December 31, 2017	26.32	—	2.0989	27.7	186,320
December 31, 2018	23.50	.0063	2.5137	25.5	184,458
June 30, 2019	28.02	—	—	30.6	219,937

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

Historical Record (continued)
(unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
Class N	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
February 28, 2005(1)	$19.30	$—	$—	25.5 times	$10,000
December 31, 2005	19.19	—	1.8581	25.2	10,903
December 31, 2006	19.51	—	.8425	23.6	11,560
December 31, 2007	19.86	—	1.7607	24.7	12,802
December 31, 2008	13.78	.0062	.0327	14.9	8,909
December 31, 2009	17.54	.0005	—	23.5	11,341
December 31, 2010	21.50	—	1.5377	24.8	14,888
December 31, 2011	20.47	—	1.2484	22.9	15,034
December 31, 2012	20.51	—	2.0167	22.3	16,568
December 31, 2013	26.21	—	1.5957	23.9	22,466
December 31, 2014	24.66	—	2.6251	24.9	23,361
December 31, 2015	22.27	—	1.8767	23.4	22,849
December 31, 2016	22.44	—	2.5295	25.3	25,591
December 31, 2017	24.74	—	2.0989	27.7	30,597
December 31, 2018	21.86	—	2.5137	25.5	30,189
June 30, 2019	26.03	—	—	30.6	35,948

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract

(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Annual Report dated December 31, 2018.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third quarters ending March 31, 2019 or after). The Fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered

(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers
DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

NEAL O. DIHORA, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(a)(4) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: August 29, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: August 29, 2019

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: August 29, 2019